Commitments and contingencies	6 Months Ended
Jun. 30, 2017
Disclosure Text Block [Abstract]
Commitments Disclosure [Text Block]
16	Commitments and contingencies

As at June 30, 2017, the Company had the following commitments:

	Total	Less than 1 year	1 - 2 years	Thereafter
Accounts payable and accrued liabilities	$478	$478	$-	$-
Lease commitments	573	66	223	284
	$1,051	$544	$223	$284

Under the terms of the Amended Sandstorm Agreement, the Company may be subject to a contingent liability if certain events occur (Note 9).